Scudder Massachusetts Tax Free Fund
                          Scudder New York Tax Free Fund
                         Scudder California Tax Free Fund

                 Supplement to Statement of Additional Information
                               dated August 1, 2000

The following amends information on page 60, the eleventh paragraph under the section "Investment Adviser" in the Funds' Statement of Additional Information:

Scudder Massachusetts Tax Free Fund's Board approved an amended and restated Investment Management Agreement effective July 31, 2000. The complete fee schedule is as follows:

Scudder Massachusetts Tax Free Fund:


                                        Annual Investment
                                        -----------------
     Average daily net assets           Management fee rate
     ------------------------           -------------------
        First $400 million                     0.600%
        Next $600 million                      0.525%
       Exceeding $1 billion                    0.500%

As of July 31, 2000, the Fund's net assets were approximately $463 million.


The following amends information on page 61, the twelfth and thirteenth paragraphs under the section "Investment Adviser" in the Funds' Statement of Additional Information:

The Board for Scudder New York Tax Free Fund and Scudder California Tax Free Fund approved an amended and restated Investment Management Agreement for each Fund effective October 2, 2000. The complete fee schedules for each fund are as follows:

Scudder New York Tax Free Fund:


                                        Annual Investment
                                        -----------------
     Average daily net assets           Management fee rate
     ------------------------           -------------------

        First $200 million                     0.625%
        Next $300 million                      0.600%
      Exceeding $500 million                   0.575%

As of October 2, 2000, the Fund's net assets were approximately $173 million.


Scudder California Tax Free Fund:


                                        Annual Investment
                                        -----------------
     Average daily net assets           Management fee rate
     -----------------------            -------------------

        First $200 million                     0.625%
        Next $300 million                      0.600%
      Exceeding $500 million                   0.575%


As of October 2, 2000, the Fund's net assets were approximately $310 million.



October 31, 2000